Bank Premises, Furniture, Fixtures and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating lease right-of-use ("ROU")	$ 2,339,000
Weighted average remaining lease term	7 months 6 days
Weighted average discount rate	5.58%
Depreciation expense	$ 1,012	$ 899	$ 937